AUER GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2020 (Unaudited)

COMMON STOCKS — 92.22%	Shares	Fair Value
Consumer Discretionary — 13.28%
Century Communities, Inc.(a)	14,000	$499,520
Comstock Holding Cos., Inc.(a)	28,000	69,720
Educational Development Corp.	16,000	245,120
Escalade, Inc.	4,700	85,211
Green Brick Partners, Inc.(a)	12,000	170,880
Lakeland Industries, Inc.(a)	8,000	163,440
Lazydays Holdings, Inc.(a)	13,500	146,880
M.D.C. Holdings, Inc.	7,800	338,364
MarineMax, Inc.(a)	3,000	88,230
Meritage Homes Corp.(a)	2,700	259,281
Superior Group of Cos.	8,200	189,748
		2,256,394
Consumer Staples — 1.04%
Weis Markets, Inc.	3,600	177,228

Energy — 14.83%
Bonanza Creek Energy, Inc.(a)	16,000	320,640
DHT Holdings, Inc.	60,000	317,400
Diamond S Shipping, Inc.(a)	10,000	81,900
Dorian LPT Ltd.(a)	30,000	253,200
Euronav NV	30,000	273,600
Frontline Ltd.	32,000	254,720
International Seaways, Inc.	20,000	339,200
Nordic American Tankers Ltd.	33,000	143,880
Scorpio Tankers, Inc.	16,000	189,440
Teekay Tankers Ltd., Class A(a)	22,000	275,880
TORM PLC	10,000	70,000
		2,519,860
Financials — 32.37%
American National Bankshares, Inc.(a)	4,000	90,160
Athene Holding Ltd., Class A(a)	5,000	182,800
Atlanticus Holdings Corp.(a)	9,700	82,450
Bancorp, Inc. (The)(a)	18,000	171,000
Capital City Bank Group, Inc.	4,500	91,215
Cohen & Co., Inc.(a)	4,700	84,741
Cowen Group, Inc., Class A	10,500	189,945
Customers Bancorp, Inc.(a)	20,000	255,400
Eagle Bancorp Montana, Inc.	7,000	123,410
Ellington Financial, Inc.	6,500	80,990

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2020 (Unaudited)

COMMON STOCKS — 92.22% - continued	Shares	Fair Value
Financials — 32.37% - continued
First Foundation, Inc.	5,500	$83,545
Flagstar Bancorp, Inc.	11,500	361,330
FNCB Bancorp, Inc.	15,000	87,750
FS Bancorp, Inc.	4,300	170,366
HarborOne Bancorp, Inc.	10,000	86,500
Hilltop Holdings, Inc.	21,000	432,600
Hingham Institution for Savings	1,000	183,360
Investors Title Co.	1,300	176,878
Kearney Financial Corp. of Maryland	11,500	89,240
Level One Bancorp, Inc.	4,200	67,620
Merchants Bancorp	5,400	110,052
Meridian Bank	9,500	139,365
Metropolitan Bank Holding Corp.(a)	3,000	92,910
Mid Penn Bancorp, Inc.	4,400	84,656
Northfield Bancorp, Inc.	9,000	86,940
Northrim Bancorp, Inc.	3,800	102,258
Orrstown Financial Services, Inc.	10,700	147,339
PennyMac Financial Services, Inc.	7,700	405,944
Piper Sandler Cos.	2,600	196,170
Provident Bancorp, Inc.	10,000	77,800
Prudential Bancorp Inc.(a)	7,200	71,208
Reliant Bancorp, Inc.	5,500	79,750
SB FINANCIAL GROUP	6,700	92,728
Shore Bancshares, Inc.	9,000	87,750
Third Point Reinsurance Ltd.(a)	10,300	88,168
Tremont Mortgage Trust	25,000	73,250
Victory Capital Holdings, Inc., Class A	17,500	304,325
Walker & Dunlop, Inc.	1,500	82,170
Waterstone Financial, Inc.	5,700	88,293
		5,502,376
Health Care — 5.23%
BioDelivery Sciences International, Inc.(a)	30,000	117,300
Coherus Biosciences, Inc.(a)	9,000	170,730
Corcept Therapeutics, Inc.(a)	12,000	152,400
Innoviva, Inc.(a)	11,000	128,810
Meridian Bioscience, Inc.(a)	10,000	141,400
SIGA Technologies, Inc.(a)	12,300	85,485
Viemed Healthcare, Inc.(a)	8,500	92,395
		888,520

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2020 (Unaudited)

COMMON STOCKS — 92.22% - continued	Shares	Fair Value
Industrials — 6.28%
Alpha Pro Tech Ltd.(a)	11,000	$154,330
Ardmore Shipping Corp.(a)	21,000	77,700
Atlas Air Worldwide Holdings, Inc.(a)	3,000	169,170
Atlas Corp.	10,000	86,300
Euroseas Ltd.(a)	33,000	79,530
Fly Leasing Ltd. - ADR(a)	14,000	101,360
Goldfield Corp. (The)(a)	25,000	109,250
Intevac, Inc.(a)	28,500	171,000
Perma-Fix Environmental Services(a)	16,500	117,975
		1,066,615
Materials — 11.89%
AngloGold Ashanti Ltd. - ADR	6,300	185,913
Barrick Gold Corp.	6,700	198,655
Caledonia Mining Corp. PLC	10,000	181,800
Comstock Mining, Inc.(a)	83,000	94,620
Eldorado Gold Corp.(a)	27,000	308,340
Kinross Gold Corp.(a)	27,000	239,760
Kirkland Lake Gold Ltd.	8,500	452,285
Pretium Resources, Inc.(a)	20,000	256,400
Taseko Mines Ltd.(a)	108,000	103,680
		2,021,453
Technology — 7.30%
Amkor Technology, Inc.(a)	7,200	87,804
Ichor Holdings Ltd.(a)	13,000	327,080
Rubicon Technology, Inc.(a)	10,000	82,800
Ultra Clean Holdings, Inc.(a)	18,000	441,360
United Microelectronics Corp. - ADR	85,000	300,900
		1,239,944

Total Common Stocks (Cost $15,782,040)		15,672,390

MONEY MARKET FUNDS - 7.72%

Fidelity Investments Money Market Funds, Institutional, 0.01%(b)	1,312,596	1,312,596

Total Money Market Funds (Cost $1,312,596)		1,312,596

Total Investments — 99.94% (Cost $17,094,636)		16,984,986

See accompanying notes which are an integral part of this schedule of investments.

AUER GROWTH FUND
SCHEDULE OF INVESTMENTS - continued
August 31, 2020 (Unaudited)

Fair Value
Other Assets in Excess of Liabilities — 0.06%	$10,575

NET ASSETS — 100.00%	$16,995,561

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2020.

ADR	- American Depositary Receipt.

At August 31, 2020, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$1,475,672
Gross unrealized depreciation	(1,573,145)
Net unrealized appreciation/(depreciation) on investments	$(97,473)

Tax cost of investments	$17,082,459

See accompanying notes which are an integral part of this schedule of investments.

Auer Growth Fund

Related Footnotes to the Schedule of Investments

August 31, 2020 – (Unaudited)

The Auer Growth Fund (the “Fund”) is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Securities Valuation and Fair Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board of Trustees (the “Board”). Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

Auer Growth Fund

Related Footnotes to the Schedule of Investments - continued

August 31, 2020 – (Unaudited)

In accordance with the Unified Series Trust’s valuation policies, SBAuer Funds, LLC (the “Adviser”) is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of August 31, 2020:

		Valuation Inputs
Investments	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$15,672,390	$-	$-	$15,672,390
Money Market Funds	1,312,596	-	-	1,312,596
Total	$16,984,986	$-	$-	$16,984,986

(a)	Refer to the Schedule of Investments for industry classifications.

The Fund did not hold any assets at any time during the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.